Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	CAPITAL WORLD BOND FUND
Central Index Key	0000812303
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
CAPITAL WORLD BOND FUND® | Class A
Prospectus:
Trading Symbol	CWBFX
CAPITAL WORLD BOND FUND® | Class R-1
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND® | Class R-2
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND® | Class R-3
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND® | Class R-4
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND® | Class R-5
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND® | Class B
Prospectus:
Trading Symbol	WBFBX
CAPITAL WORLD BOND FUND® | Class C
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND® | Class F-1
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND® | Class 529-A
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND® | Class 529-B
Prospectus:
Trading Symbol	CCWBX
CAPITAL WORLD BOND FUND® | Class 529-C
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND® | Class 529-E
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND® | Class F-2
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND® | Class R-6
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND® | Class R-2E
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND® | Class R-5E
Prospectus:
Trading Symbol	RCWHX
CAPITAL WORLD BOND FUND® | Class F-3
Prospectus:
Trading Symbol	WFBFX
CAPITAL WORLD BOND FUND® | Class 529-T
Prospectus:
Trading Symbol	TWCBX
CAPITAL WORLD BOND FUND® | Class T
Prospectus:
Trading Symbol	TWCWX